Marketable debt securities - Breakdown (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Marketable debt securities
Other financial liabilities designated at fair value through profit or loss	$ 105,430	$ 120,653
Financial liabilities at amortized cost	890,284	820,431
Total financial liabilities	1,259,588	1,191,900
Marketable debt securities
Marketable debt securities
Other financial liabilities designated at fair value through profit or loss	4,750	10,504
Financial liabilities at amortized cost	98,312	85,792
Total financial liabilities	103,062	96,296
Marketable debt securities | Mexican peso
Marketable debt securities
Total financial liabilities	76,075	68,788
Marketable debt securities | USD
Marketable debt securities
Total financial liabilities	26,987	27,508
Certificates of deposit (unsecured)
Marketable debt securities
Total financial liabilities	22,433	27,467
Senior Unsecured Notes
Marketable debt securities
Total financial liabilities	19,590	19,558
Structured bank bonds
Marketable debt securities
Total financial liabilities	5,376	10,748
Promissory notes
Marketable debt securities
Total financial liabilities	35,831	23,577
Unsecured bonds
Marketable debt securities
Total financial liabilities	19,717	14,798
Mortgage-backed bonds
Marketable debt securities
Total financial liabilities	$ 115	$ 148